June 30, 2002	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Semi-Annual
    Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Chairman’s Letter	A-1

Performance Discussion	A-2

Schedules of Investments and Notes	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-5

Statements of Changes in Net Assets	C-9

Financial Highlights	D-1

Notes to Financial Statements	E-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Financial Statements:

Statements of Assets and Liabilities	F-1

Statements of Operations	F-5

Statements of Changes in Net Assets	F-9

Financial Highlights	G-1

Notes to Financial Statements	H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$24,866

Aggressive Growth Portfolio		$3,625

Emerging Markets Portfolio			$22,705

Diversified Research Portfolio				$12,709

Small-Cap Equity Portfolio					$201,795

International Large-Cap Portfolio						$35,288

I-Net Tollkeeper Portfolio							$2,782

Financial Services Portfolio								$3,587

Health Sciences Portfolio									$6,297

Technology Portfolio										$3,323

Receivables:

Due from Pacific Life Insurance Company	20	1	—	10	—	297	4	8	7	—

Fund shares redeemed	—	—	18	—	18	—	—	—	—	16

Total Assets	24,886	3,626	22,723	12,719	201,813	35,585	2,786	3,595	6,304	3,339

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	18	—	87	—	—	—	—	16

Fund shares purchased	20	1	—	10	—	297	4	8	7	—

Total Liabilities	20	1	18	10	87	297	4	8	7	16

NET ASSETS	$24,866	$3,625	$22,705	$12,709	$201,726	$35,288	$2,782	$3,587	$6,297	$3,323

Shares Owned in each Portfolio	3,679	506	3,543	1,444	12,607	5,805	974	404	794	851

Cost of Investments	$31,470	$3,952	$21,799	$15,206	$226,840	$36,206	$4,453	$3,742	$7,046	$4,642

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

Telecommunications Portfolio	$624

Multi-Strategy Portfolio		$142,376

Large-Cap Core Portfolio (1)			$153,298

Strategic Value Portfolio				$4,295

Growth LT Portfolio					$260,643

Focused 30 Portfolio						$2,394

Mid-Cap Value Portfolio							$73,400

International Value Portfolio								$167,400

Capital Opportunities Portfolio									$8,443

Mid-Cap Growth Portfolio										$5,722

Receivables:

Due from Pacific Life Insurance Company	—	—	41	—	617	1	77	779	—	17

Fund shares redeemed	—	227	—	—	—	—	—	—	36	—

Total Assets	624	142,603	153,339	4,295	261,260	2,395	73,477	168,179	8,479	5,739

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	244	—	—	—	—	—	—	36	—

Fund shares purchased	—	—	41	—	713	1	77	784	—	17

Total Liabilities	—	244	41	—	713	1	77	784	36	17

NET ASSETS	$624	$142,359	$153,298	$4,295	$260,547	$2,394	$73,400	$167,395	$8,443	$5,722

Shares Owned in each Portfolio	207	10,813	8,988	532	18,293	410	5,721	13,528	1,236	1,170

Cost of Investments	$806	$168,375	$221,205	$4,715	$566,703	$2,884	$78,758	$201,926	$10,961	$8,073

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account

ASSETS

Investments:

Global Growth Portfolio	$2,119

Equity Index Portfolio		$378,622

Small-Cap Index Portfolio			$34,554

Real Estate Portfolio (1)				$34,219

Inflation Managed Portfolio					$66,458

Managed Bond Portfolio						$221,906

Money Market Portfolio							$303,192

High Yield Bond Portfolio								$50,969

Equity Income Portfolio									$3,312

Receivables:

Due from Pacific Life Insurance Company	4	88	—	57	69	151	—	17	3

Fund shares redeemed	—	—	26	—	—	—	178	—	—

Total Assets	2,123	378,710	34,580	34,276	66,527	222,057	303,370	50,986	3,315

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	26	—	—	—	179	—	—

Fund shares purchased	4	147	—	57	69	151	—	17	3

Total Liabilities	4	147	26	57	69	151	179	17	3

NET ASSETS	$2,119	$378,563	$34,554	$34,219	$66,458	$221,906	$303,191	$50,969	$3,312

Shares Owned in each Portfolio	273	16,036	3,531	2,477	5,932	20,033	30,052	7,817	342

Cost of Investments	$2,288	$497,729	$36,245	$31,599	$64,148	$216,942	$303,376	$58,317	$3,494

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V

ASSETS

Investments:

Research Portfolio	$298

Equity Portfolio		$44,085

Aggressive Equity Portfolio			$30,230

Large-Cap Value Portfolio				$65,740

Brandes International Equity Fund					$25,971

Turner Core Growth Fund						$10,272

Frontier Capital Appreciation Fund							$17,986

Clifton Enhanced U.S. Equity Fund								$11,997

Business Opportunity Value Fund									$831

Receivables:

Due from Pacific Life Insurance Company	1	21	—	46	—	—	—	4	1

Fund shares redeemed	—	—	11	—	131	—	66	—	—

Total Assets	299	44,106	30,241	65,786	26,102	10,272	18,052	12,001	832

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	11	—	131	—	66	—	—

Fund shares purchased	1	21	—	46	—	—	—	4	1

Total Liabilities	1	21	11	46	131	—	66	4	1

NET ASSETS	$298	$44,085	$30,230	$65,740	$25,971	$10,272	$17,986	$11,997	$831

Shares Owned in each Portfolio/Fund	35	2,751	3,502	6,436	2,083	930	1,214	1,018	89

Cost of Investments	$340	$74,785	$40,179	$78,431	$29,559	$16,270	$20,291	$15,953	$897

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INVESTMENT INCOME

Dividends (1)	$3	$—	$104	$4	$170	$278	$—	$—	$—	$—

Net Investment Income	3	—	104	4	170	278	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(82)	(524)	1,518	(704)	(35,513)	(838)	(1,329)	(20)	(123)	(278)

Net unrealized appreciation (depreciation) on investments	(4,550)	120	(770)	(2,524)	17,149	(531)	(290)	(149)	(858)	(1,319)

Net Realized and Unrealized Gain (Loss) on Investments	(4,632)	(404)	748	(3,228)	(18,364)	(1,369)	(1,619)	(169)	(981)	(1,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,629)	($404)	$852	($3,224)	($18,194)	($1,091)	($1,619)	($169)	($981)	($1,597)

(1) Pacific Select Fund declared dividends on the Financial Services Portfolio during 2002. The amount received by the Financial Services Variable Account was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$2,404	$231	$4	$2,708	$4	$4,275	$—	$—	$—

Net Investment Income	—	2,404	231	4	2,708	4	4,275	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(243)	460	(1,288)	(87)	(9,550)	(177)	1,844	(8,025)	(130)	(598)

Net unrealized appreciation (depreciation) on investments	(216)	(18,134)	(34,271)	(288)	(70,814)	(339)	(9,570)	12,408	(1,743)	(2,685)

Net Realized and Unrealized Gain (Loss) on Investments	(459)	(17,674)	(35,559)	(375)	(80,364)	(516)	(7,726)	4,383	(1,873)	(3,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($459)	($15,270)	($35,328)	($371)	($77,656)	($512)	($3,451)	$4,383	($1,873)	($3,283)

(1) Formerly named Equity Income Variable Account.

(2) Pacific Select Fund declared dividends on the Telecommunications Portfolio during 2002. The amount received by the Telecommunications Variable Account was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (2)

INVESTMENT INCOME

Dividends	$—	$31,805	$27	$875	$1,071	$6,349	$2,142	$2,396	$—

Net Investment Income	—	31,805	27	875	1,071	6,349	2,142	2,396	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(14)	4,313	(2,644)	439	400	44	(87)	(2,570)	51

Net unrealized appreciation (depreciation) on investments	(136)	(94,056)	(18)	1,485	1,601	866	30	(1,643)	(183)

Net Realized and Unrealized Gain (Loss) on Investments	(150)	(89,743)	(2,662)	1,924	2,001	910	(57)	(4,213)	(132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($150)	($57,938)	($2,635)	$2,799	$3,072	$7,259	$2,085	($1,817)	($132)

(1) Formerly named REIT Variable Account.

(2) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (1)

INVESTMENT INCOME

Dividends (2)	$—	$—	$—	$84	$14	$—	$—	$—	$—

Net Investment Income	—	—	—	84	14	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	5	(4,440)	(2,084)	(1,539)	(458)	(497)	206	(220)	(2)

Net unrealized appreciation (depreciation) on investments	(42)	(4,420)	139	(8,718)	553	(1,638)	(2,959)	(1,512)	(66)

Net Realized and Unrealized Gain (Loss) on Investments	(37)	(8,860)	(1,945)	(10,257)	95	(2,135)	(2,753)	(1,732)	(68)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($37)	($8,860)	($1,945)	($10,173)	$109	($2,135)	($2,753)	($1,732)	($68)

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

(2) M Fund declared dividends on the Clifton Enhanced U.S. Equity Fund during 2002. The amount received by Variable Account IV was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$3	$—	$104	$4	$170	$278	$—	$—	$—	$—

Net realized gain (loss) from security transactions	(82)	(524)	1,518	(704)	(35,513)	(838)	(1,329)	(20)	(123)	(278)

Net unrealized appreciation (depreciation) on investments	(4,550)	120	(770)	(2,524)	17,149	(531)	(290)	(149)	(858)	(1,319)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,629)	(404)	852	(3,224)	(18,194)	(1,091)	(1,619)	(169)	(981)	(1,597)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,995	834	2,185	1,518	14,552	4,369	425	435	724	615

Transfers between variable accounts, net	5,835	(1,800)	547	(6,771)	(10,619)	2,006	190	841	963	696

Transfers—policy charges and deductions	(1,408)	(315)	(1,054)	(558)	(8,371)	(1,745)	(257)	(172)	(296)	(231)

Transfers—surrenders	(621)	(153)	(559)	(131)	(9,173)	(357)	(35)	(36)	(17)	(141)

Transfers—other	(105)	(51)	(88)	(67)	(1,413)	(158)	21	3	(74)	78

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,696	(1,485)	1,031	(6,009)	(15,024)	4,115	344	1,071	1,300	1,017

NET INCREASE (DECREASE) IN NET ASSETS	3,067	(1,889)	1,883	(9,233)	(33,218)	3,024	(1,275)	902	319	(580)

NET ASSETS

Beginning of Period	21,799	5,514	20,822	21,942	234,944	32,264	4,057	2,685	5,978	3,903

End of Period	$24,866	$3,625	$22,705	$12,709	$201,726	$35,288	$2,782	$3,587	$6,297	$3,323

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$2,404	$231	$4	$2,708	$4	$4,275	$—	$—	$—

Net realized gain (loss) from security transactions	(243)	460	(1,288)	(87)	(9,550)	(177)	1,844	(8,025)	(130)	(598)

Net unrealized appreciation (depreciation) on investments	(216)	(18,134)	(34,271)	(288)	(70,814)	(339)	(9,570)	12,408	(1,743)	(2,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	(459)	(15,270)	(35,328)	(371)	(77,656)	(512)	(3,451)	4,383	(1,873)	(3,283)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	141	6,834	11,237	676	31,682	303	7,759	13,808	1,359	1,132

Transfers between variable accounts, net	219	2,610	(2,610)	1,081	(15,932)	879	1,804	(5,668)	1,230	2,401

Transfers—policy charges and deductions	(60)	(4,371)	(6,627)	(232)	(14,594)	(150)	(3,045)	(6,347)	(496)	(367)

Transfers—surrenders	(1)	(3,592)	(7,702)	(86)	(7,814)	(2)	(1,435)	(8,129)	(302)	(61)

Transfers—other	19	(483)	(1,031)	(65)	(1,161)	(14)	(250)	(881)	22	(48)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	318	998	(6,733)	1,374	(7,819)	1,016	4,833	(7,217)	1,813	3,057

NET INCREASE (DECREASE) IN NET ASSETS	(141)	(14,272)	(42,061)	1,003	(85,475)	504	1,382	(2,834)	(60)	(226)

NET ASSETS

Beginning of Period	765	156,631	195,359	3,292	346,022	1,890	72,018	170,229	8,503	5,948

End of Period	$624	$142,359	$153,298	$4,295	$260,547	$2,394	$73,400	$167,395	$8,443	$5,722

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$31,805	$27	$875	$1,071	$6,349	$2,142	$2,396	$—

Net realized gain (loss) from security transactions	(14)	4,313	(2,644)	439	400	44	(87)	(2,570)	51

Net unrealized appreciation (depreciation) on investments	(136)	(94,056)	(18)	1,485	1,601	866	30	(1,643)	(183)

Net Increase (Decrease) in Net Assets Resulting from Operations	(150)	(57,938)	(2,635)	2,799	3,072	7,259	2,085	(1,817)	(132)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	514	37,463	3,714	3,047	4,475	15,273	148,329	4,579	428

Transfers between variable accounts, net	912	3,214	(800)	8,883	19,991	11,038	(43,298)	(1,166)	3,119

Transfers—policy charges and deductions	(94)	(16,915)	(1,114)	(1,164)	(1,774)	(7,110)	(13,678)	(1,930)	(77)

Transfers—surrenders	(7)	(12,298)	(392)	(482)	(1,190)	(10,729)	(11,712)	(2,493)	—

Transfers—other	(23)	(1,484)	(56)	(45)	(511)	(651)	(6,209)	(351)	(26)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,302	9,980	1,352	10,239	20,991	7,821	73,432	(1,361)	3,444

NET INCREASE (DECREASE) IN NET ASSETS	1,152	(47,958)	(1,283)	13,038	24,063	15,080	75,517	(3,178)	3,312

NET ASSETS

Beginning of Period	967	426,521	35,837	21,181	42,395	206,826	227,674	54,147	—

End of Period	$2,119	$378,563	$34,554	$34,219	$66,458	$221,906	$303,191	$50,969	$3,312

(1) Formerly named REIT Variable Account.

(2) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$—	$—	$84	$14	$—	$—	$—	$—

Net realized gain (loss) from security transactions	5	(4,440)	(2,084)	(1,539)	(458)	(497)	206	(220)	(2)

Net unrealized appreciation (depreciation) on investments	(42)	(4,420)	139	(8,718)	553	(1,638)	(2,959)	(1,512)	(66)

Net Increase (Decrease) in Net Assets Resulting from Operations	(37)	(8,860)	(1,945)	(10,173)	109	(2,135)	(2,753)	(1,732)	(68)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	174	5,540	3,449	7,476	1,951	1,292	1,742	1,302	56

Transfers between variable accounts, net	169	(1,776)	1,224	(1,791)	585	298	(18)	1,691	859

Transfers—policy charges and deductions	(7)	(2,528)	(1,578)	(3,281)	(744)	(403)	(728)	(439)	(14)

Transfers—surrenders	—	(731)	(781)	(1,046)	(186)	(147)	(196)	(64)	—

Transfers—other	(1)	(662)	(840)	(360)	69	11	(1)	(96)	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	335	(157)	1,474	998	1,675	1,051	799	2,394	899

NET INCREASE (DECREASE) IN NET ASSETS	298	(9,017)	(471)	(9,175)	1,784	(1,084)	(1,954)	662	831

NET ASSETS

Beginning of Period	—	53,102	30,701	74,915	24,187	11,356	19,940	11,335	—

End of Period	$298	$44,085	$30,230	$65,740	$25,971	$10,272	$17,986	$11,997	$831

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$14	$—	$31	$26	$37,839	$218	$—	$7	$—

Net realized gain (loss) from security transactions	(70)	(133)	(10,792)	(133)	(68,486)	(6,365)	(2,791)	(36)	44

Net unrealized appreciation (depreciation) on investments	(2,054)	(447)	9,305	14	24,790	1,397	856	(7)	109

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,110)	(580)	(1,456)	(93)	(5,857)	(4,750)	(1,935)	(36)	153

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,469	989	5,004	2,750	31,448	7,829	1,347	396	703

Transfers between variable accounts, net	22,184	5,556	(965)	15,217	(3,988)	14,059	(81)	2,497	5,413

Transfers—policy charges and deductions	(1,261)	(324)	(1,786)	(764)	(16,016)	(2,550)	(582)	(133)	(241)

Transfers—surrenders	(143)	(19)	(785)	(588)	(8,737)	(1,344)	(85)	(18)	(23)

Transfers—other	(340)	(108)	(327)	(519)	(1,904)	(1,296)	(27)	(21)	(27)

Net Increase in Net Assets Derived from Policy Transactions	23,909	6,094	1,141	16,096	803	16,698	572	2,721	5,825

NET INCREASE (DECREASE) IN NET ASSETS	21,799	5,514	(315)	16,003	(5,054)	11,948	(1,363)	2,685	5,978

NET ASSETS

Beginning of Year	—	—	21,137	5,939	239,998	20,316	5,420	—	—

End of Year	$21,799	$5,514	$20,822	$21,942	$234,944	$32,264	$4,057	$2,685	$5,978

(1)	Operations commenced on January 4, 2001 for the Blue Chip, Financial Services, and Health Sciences Variable Accounts, and January 2, 2001 for the Aggressive Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$1	$4,250	$3,839	$11	$67,117	$1	$1,610	$4,872

Net realized gain (loss) from security transactions	(1,025)	(232)	2,814	5,623	(168)	12,936	(222)	1,646	(11,754)

Net unrealized appreciation (depreciation) on investments	—	33	(8,595)	(29,183)	(121)	(227,892)	(1)	2,200	(38,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,025)	(198)	(1,531)	(19,721)	(278)	(147,839)	(222)	5,456	(45,728)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	533	234	13,677	27,200	764	71,991	503	10,622	28,776

Transfers between variable accounts, net	4,642	808	6,932	(11,482)	2,204	(8,033)	700	39,918	(2,165)

Transfers—policy charges and deductions	(206)	(63)	(8,214)	(13,720)	(222)	(31,637)	(180)	(3,821)	(12,349)

Transfers—surrenders	(25)	(6)	(9,555)	(6,691)	(31)	(14,287)	(19)	(2,297)	(5,006)

Transfers—other	(16)	(10)	(1,782)	(3,194)	(24)	(5,117)	3	(1,359)	(1,679)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,928	963	1,058	(7,887)	2,691	12,917	1,007	43,063	7,577

NET INCREASE (DECREASE) IN NET ASSETS	3,903	765	(473)	(27,608)	2,413	(134,922)	785	48,519	(38,151)

NET ASSETS

Beginning of Year	—	—	157,104	222,967	879	480,944	1,105	23,499	208,380

End of Year	$3,903	$765	$156,631	$195,359	$3,292	$346,022	$1,890	$72,018	$170,229

(1) Operations commenced on January 5, 2001 for the Technology Variable Account, and January 3, 2001 for the Telecommunications Variable Account.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$10	$—	$—	$6,210	$1,861	$703	$1,359	$9,748	$8,530

Net realized gain (loss) from security transactions	(228)	(745)	(15)	16,104	(693)	601	(29)	177	(153)

Net unrealized appreciation (depreciation) on investments	(774)	335	(33)	(79,415)	(408)	105	82	3,287	208

Net Increase (Decrease) in Net Assets Resulting from Operations	(992)	(410)	(48)	(57,101)	760	1,409	1,412	13,212	8,585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,350	1,109	135	82,811	3,609	3,940	6,292	24,814	295,870

Transfers between variable accounts, net	8,853	5,601	942	3,463	17,627	5,351	7,498	23,038	(239,807)

Transfers—policy charges and deductions	(488)	(247)	(43)	(32,661)	(1,510)	(1,443)	(2,702)	(11,435)	(21,449)

Transfers—surrenders	(46)	(62)	(14)	(14,259)	(601)	(580)	(1,209)	(5,935)	(11,483)

Transfers—other	(174)	(43)	(5)	(5,132)	(220)	(727)	(362)	(1,929)	(6,587)

Net Increase in Net Assets Derived from Policy Transactions	9,495	6,358	1,015	34,222	18,905	6,541	9,517	28,553	16,544

NET INCREASE (DECREASE) IN NET ASSETS	8,503	5,948	967	(22,879)	19,665	7,950	10,929	41,765	25,129

NET ASSETS

Beginning of Year	—	—	—	449,400	16,172	13,231	31,466	165,061	202,545

End of Year	$8,503	$5,948	$967	$426,521	$35,837	$21,181	$42,395	$206,826	$227,674

(1)	Operations commenced on January 12, 2001 for the Capital Opportunities Variable Account, and January 4, 2001 for the Mid-Cap Growth and Global Growth Variable Accounts.

(2)	Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4,974	$3,830	$—	$1,836	$1,220	$13	$139	$495

Net realized gain (loss) from security transactions	(3,013)	(11,055)	(3,000)	115	297	(2,816)	(4,760)	(536)

Net unrealized appreciation (depreciation) on investments	(1,328)	(8,440)	(3,044)	(4,813)	(4,705)	(708)	4,675	(1,060)

Net Increase (Decrease) in Net Assets Resulting from Operations	633	(15,665)	(6,044)	(2,862)	(3,188)	(3,511)	54	(1,101)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,576	14,123	7,605	11,740	6,296	3,330	3,306	2,644

Transfers between variable accounts, net	9,314	(1,791)	(2,146)	49,282	1,298	(434)	3,966	3,150

Transfers—policy charges and deductions	(3,393)	(5,205)	(2,914)	(4,255)	(1,400)	(813)	(1,034)	(598)

Transfers—surrenders	(2,019)	(1,534)	(1,081)	(1,217)	(1,198)	(264)	(515)	(470)

Transfers—other	(480)	(1,087)	(601)	(850)	(1,369)	(54)	(431)	(113)

Net Increase in Net Assets Derived from Policy Transactions	10,998	4,506	863	54,700	3,627	1,765	5,292	4,613

NET INCREASE (DECREASE) IN NET ASSETS	11,631	(11,159)	(5,181)	51,838	439	(1,746)	5,346	3,512

NET ASSETS

Beginning of Year	42,516	64,261	35,882	23,077	23,748	13,102	14,594	7,823

End of Year	$54,147	$53,102	$30,701	$74,915	$24,187	$11,356	$19,940	$11,335

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

06/30/2002 (Unaudited)	$6.44	3,861,474	$24,866	0.02%	(18.08%)

01/04/2001 – 12/31/2001	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth

06/30/2002 (Unaudited)	$7.17	505,709	$3,625	0.00%	(11.70%)

01/02/2001 – 12/31/2001	8.02	687,433	5,514	0.00%	(18.82%)

Emerging Markets

06/30/2002 (Unaudited)	$6.68	3,398,169	$22,705	0.91%	5.56%

2001	6.37	3,266,714	20,822	0.16%	(9.32%)

Diversified Research

06/30/2002 (Unaudited)	$9.14	1,389,928	$12,709	0.06%	(18.00%)

2001	11.07	1,981,854	21,942	0.27%	(2.05%)

Small-Cap Equity

06/30/2002 (Unaudited)	$40.56	4,975,132	$201,726	0.15%	(8.70%)

2001	44.07	5,331,480	234,944	16.62%	(1.75%)

International Large-Cap

06/30/2002 (Unaudited)	$6.18	5,713,057	$35,288	1.61%	(3.27%)

2001	6.41	5,031,727	32,264	0.84%	(18.63%)

I-Net Tollkeeper

06/30/2002 (Unaudited)	$2.86	973,638	$2,782	0.00%	(37.18%)

2001	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services

06/30/2002 (Unaudited)	$8.81	407,067	$3,587	0.00%	(4.25%)

01/04/2001 – 12/31/2001	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences

06/30/2002 (Unaudited)	$8.58	733,860	$6,297	0.00%	(15.08%)

01/04/2001 – 12/31/2001	9.98	598,921	5,978	0.00%	1.04%

Technology

06/30/2002 (Unaudited)	$4.11	808,449	$3,323	0.00%	(35.36%)

01/05/2001 – 12/31/2001	6.22	627,943	3,903	0.00%	(36.41%)

Telecommunications

06/30/2002 (Unaudited)	$2.73	228,773	$624	0.01%	(43.96%)

01/03/2001 – 12/31/2001	4.82	158,754	765	0.18%	(51.36%)

Multi-Strategy

06/30/2002 (Unaudited)	$33.09	4,302,763	$142,359	3.19%	(10.01%)

2001	36.64	4,275,164	156,631	2.68%	(0.79%)

Large-Cap Core (3)

06/30/2002 (Unaudited)	$35.46	4,323,333	$153,298	0.26%	(19.48%)

2001	43.56	4,485,299	195,359	1.88%	(7.87%)

  See Notes to Financial Statements

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Strategic Value

06/30/2002 (Unaudited)	$8.12	529,015	$4,295	0.19%	(8.57%)

2001	8.82	373,489	3,292	0.43%	(9.20%)

Growth LT

06/30/2002 (Unaudited)	$27.10	9,617,520	$260,547	1.76%	(23.40%)

2001	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30

06/30/2002 (Unaudited)	$5.87	407,638	$2,394	0.33%	(18.04%)

2001	7.16	264,148	1,890	0.07%	(13.24%)

Mid-Cap Value

06/30/2002 (Unaudited)	$14.05	5,223,894	$73,400	11.81%	(4.54%)

2001	14.64	4,920,202	72,018	3.58%	13.93%

International Value

06/30/2002 (Unaudited)	$19.08	8,773,574	$167,395	0.00%	3.16%

2001	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities

06/30/2002 (Unaudited)	$6.30	1,340,279	$8,443	0.00%	(19.74%)

01/12/2001 – 12/31/2001	7.78	1,093,055	8,503	0.21%	(21.52%)

Mid-Cap Growth

06/30/2002 (Unaudited)	$4.77	1,199,249	$5,722	0.00%	(40.48%)

01/04/2001 – 12/31/2001	7.92	750,712	5,948	0.00%	(19.83%)

Global Growth

06/30/2002 (Unaudited)	$7.50	282,585	$2,119	0.00%	(9.02%)

01/04/2001 – 12/31/2001	8.21	117,688	967	0.00%	(17.57%)

Equity Index

06/30/2002 (Unaudited)	$35.18	10,763,106	$378,563	15.45%	(14.27%)

2001	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index

06/30/2002 (Unaudited)	$10.94	3,157,110	$34,554	0.17%	(5.93%)

2001	11.52	3,111,792	35,837	9.13%	2.78%

Real Estate (4)

06/30/2002 (Unaudited)	$15.99	2,139,979	$34,219	6.52%	10.82%

2001	14.40	1,471,261	21,181	4.06%	8.79%

Inflation Managed

06/30/2002 (Unaudited)	$28.97	2,294,230	$66,458	4.72%	6.72%

2001	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond

06/30/2002 (Unaudited)	$30.19	7,350,943	$221,906	6.02%	4.11%

2001	29.18	7,087,634	206,826	5.14%	6.65%

See explanation of references on G-2

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Money Market

06/30/2002 (Unaudited)	$19.71	15,378,818	$303,191	1.50%	0.75%

2001	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond

06/30/2002 (Unaudited)	$26.30	1,938,149	$50,969	8.99%	(3.32%)

2001	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income (5)

01/02/2002 – 06/30/2002 (Unaudited)	$9.68	342,302	$3,312	0.00%	(3.25%)

Research (5)

01/08/2002 – 06/30/2002 (Unaudited)	$8.41	35,462	$298	0.00%	(15.88%)

Equity

06/30/2002 (Unaudited)	$10.11	4,359,504	$44,085	0.00%	(17.56%)

2001	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity

06/30/2002 (Unaudited)	$9.99	3,027,001	$30,230	0.00%	(6.28%)

2001	10.61	2,892,614	30,701	0.00%	(16.90%)

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Large-Cap Value

06/30/2002 (Unaudited)	$10.53	6,242,408	$65,740	0.24%	(13.40%)

2001	12.08	6,199,163	74,915	3.85%	(3.04%)

I

06/30/2002 (Unaudited)	$16.22	1,600,835	$25,971	0.11%	0.87%

2001	16.08	1,503,806	24,187	5.27%	(12.77%)

II

06/30/2002 (Unaudited)	$13.78	745,280	$10,272	0.00%	(18.75%)

2001	16.71	679,453	11,356	0.11%	(22.46%)

III

06/30/2002 (Unaudited)	$17.46	1,030,146	$17,986	0.00%	(13.09%)

2001	19.96	999,083	19,940	0.84%	(0.36%)

IV

06/30/2002 (Unaudited)	$14.04	854,489	$11,997	0.00%	(13.76%)

2001	16.16	701,361	11,335	5.49%	(12.38%)

V (5)

02/06/2002 – 06/30/2002 (Unaudited)	$9.72	85,561	$831	0.00%	(2.82%)

(1)	The ratios of investment income to average daily net assets are annualized.

(2)
Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(4)	Real Estate Variable Account was formerly named REIT Variable Account.

(5)	Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2002 is comprised of thirty-eight subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, Variable Account IV, and Variable Account V. The assets in each of the first thirty-three Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last five Variable Accounts (I-V) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission three new Variable Accounts: the Equity Income and Research Variable Accounts, and Variable Account V, which commenced operations in 2002. The Equity Income Variable Account commenced operations on January 2, 2002, the Research Variable Account commenced operations on January 8, 2002, and Variable Account V commenced operations on February 6, 2002.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30, 2002, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, Research, Equity, Aggressive Equity, Turner Core Growth, Frontier Capital Appreciation, and Business Opportunity Value Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The investments in the Funds’ shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of June 30, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total cost of investments at beginning of period	$23,865	$5,961	$19,146	$21,915	$277,137	$32,667	$5,438

Add: Total net proceeds from policy transactions	8,186	2,268	13,781	4,149	55,855	34,567	1,647

Reinvested distributions from the Funds:

(a) Net investment income	3	—	104	4	170	278	—

(b) Net realized gain	—	—	—	—	—	—	—

Sub-Total	32,054	8,229	33,031	26,068	333,162	67,512	7,085

Less: Cost of investments disposed during the period	584	4,277	11,232	10,862	106,322	31,306	2,632

Total cost of investments at end of period	31,470	3,952	21,799	15,206	226,840	36,206	4,453

Add: Unrealized appreciation (depreciation)	(6,604)	(327)	906	(2,497)	(25,045)	(918)	(1,671)

Total market value of investments at end of period	$24,866	$3,625	$22,705	$12,709	$201,795	$35,288	$2,782

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (1)	Strategic Value

Total cost of investments at beginning of period	$2,691	$5,869	$3,903	$732	$164,496	$228,996	$3,424

Add: Total net proceeds from policy transactions	1,781	2,722	2,227	1,147	6,691	6,600	2,757

Reinvested distributions from the Funds:

(a) Net investment income	—	—	—	—	872	231	4

(b) Net realized gain	—	—	—	—	1,532	—	—

Sub-Total	4,472	8,591	6,130	1,879	173,591	235,827	6,185

Less: Cost of investments disposed during the period	730	1,545	1,488	1,073	5,216	14,622	1,470

Total cost of investments at end of period	3,742	7,046	4,642	806	168,375	221,205	4,715

Add: Unrealized depreciation	(155)	(749)	(1,319)	(182)	(25,999)	(67,907)	(420)

Total market value of investments at end of period	$3,587	$6,297	$3,323	$624	$142,376	$153,298	$4,295

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total cost of investments at beginning of period	$581,272	$2,041	$67,814	$217,163	$9,277	$5,613	$999

Add: Total net proceeds from policy transactions	26,304	1,558	18,712	22,194	2,516	9,847	1,413

Reinvested distributions from the Funds:

(a) Net investment income	2,708	4	50	—	—	—	—

(b) Net realized gain	—	—	4,225	—	—	—	—

Sub-Total	610,284	3,603	90,801	239,357	11,793	15,460	2,412

Less: Cost of investments disposed during the period	43,581	719	12,043	37,431	832	7,387	124

Total cost of investments at end of period	566,703	2,884	78,758	201,926	10,961	8,073	2,288

Add: Unrealized depreciation	(306,060)	(490)	(5,358)	(34,526)	(2,518)	(2,351)	(169)

Total market value of investments at end of period	$260,643	$2,394	$73,400	$167,400	$8,443	$5,722	$2,119

	Equity Index	Small-Cap Index	Real Estate (2)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total cost of investments at beginning of period	$451,571	$37,509	$20,046	$41,690	$202,723	$227,888	$59,851

Add: Total net proceeds from policy transactions	28,887	14,240	12,341	27,373	24,654	241,742	12,336

Reinvested distributions from the Funds:

(a) Net investment income	1,082	27	68	270	4,607	2,142	2,396

(b) Net realized gain	30,723	—	807	801	1,742	—	—

Sub-Total	512,263	51,776	33,262	70,134	233,726	471,772	74,583

Less: Cost of investments disposed during the period	14,534	15,531	1,663	5,986	16,784	168,396	16,266

Total cost of investments at end of period	497,729	36,245	31,599	64,148	216,942	303,376	58,317

Add: Unrealized appreciation (depreciation)	(119,107)	(1,691)	2,620	2,310	4,964	(184)	(7,348)

Total market value of investments at end of period	$378,622	$34,554	$34,219	$66,458	$221,906	$303,192	$50,969

(1)	Large-Cap Core Variable Account was formerly named Equity Income Variable Account.
(2)	Real Estate Variable Account was formerly named REIT Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts

	Equity Income (1)	Research (1)	Equity	Aggressive Equity	Large-Cap Value	I	II

Total cost of investments at beginning of period	$—	$—	$79,382	$40,788	$78,896	$28,329	$15,716

Add: Total net proceeds from policy transactions	4,481	514	4,275	5,982	13,120	3,948	1,614

Reinvested distributions from the Funds:

(a) Net investment income	—	—	—	—	84	14	—

(b) Net realized gain	—	—	—	—	—	—	—

Sub-Total	4,481	514	83,657	46,770	92,100	32,291	17,330

Less: Cost of investments disposed during the period	987	174	8,872	6,591	13,669	2,732	1,060

Total cost of investments at end of period	3,494	340	74,785	40,179	78,431	29,559	16,270

Add: Unrealized depreciation	(182)	(42)	(30,700)	(9,949)	(12,691)	(3,588)	(5,998)

Total market value of investments at end of period	$3,312	$298	$44,085	$30,230	$65,740	$25,971	$10,272

	III	IV	V (1)

Total cost of investments at beginning of period	$19,287	$13,779	$—

Add: Total net proceeds from policy transactions	14,260	2,764	935

Reinvested distributions from the Funds:

(a) Net investment income	—	—	—

(b) Net realized gain	—	—	—

Sub-Total	33,547	16,543	935

Less: Cost of investments disposed during the period	13,256	590	38

Total cost of investments at end of period	20,291	15,953	897

Add: Unrealized depreciation	(2,305)	(3,956)	(66)

Total market value of investments at end of period	$17,986	$11,997	$831

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the period ended June 30, 2002 were as follows (units in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total units outstanding at beginning of period	2,812	687	3,267	1,982	5,331	5,032	905

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	549	107	315	143	333	690	116

(b) Transfers between variable accounts, net	792	(222)	62	(663)	(258)	348	27

(c) Transfers—policy charges and deductions	(194)	(40)	(152)	(53)	(192)	(276)	(69)

(d) Transfers—surrenders	(83)	(20)	(82)	(12)	(211)	(56)	(11)

(e) Transfers—other	(15)	(6)	(12)	(7)	(28)	(25)	6

Sub-Total	1,049	(181)	131	(592)	(356)	681	69

Total units outstanding at end of period	3,861	506	3,398	1,390	4,975	5,713	974

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (2)	Strategic Value

Total units outstanding at beginning of period	293	599	628	159	4,275	4,485	373

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	48	78	114	40	194	278	77

(b) Transfers between variable accounts, net	89	99	121	41	72	(66)	122

(c) Transfers—policy charges and deductions	(19)	(32)	(44)	(17)	(124)	(164)	(26)

(d) Transfers—surrenders	(4)	(2)	(25)	—	(101)	(184)	(10)

(e) Transfers—other	—	(8)	14	6	(13)	(26)	(7)

Sub-Total	114	135	180	70	28	(162)	156

Total units outstanding at end of period	407	734	808	229	4,303	4,323	529

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).
(2) Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total units outstanding at beginning of period	9,879	264	4,920	9,154	1,093	751	118

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	998	44	524	740	187	169	64

(b) Transfers between variable accounts, net	(530)	124	99	(293)	167	352	114

(c) Transfers—policy charges and deductions	(459)	(22)	(205)	(340)	(68)	(57)	(12)

(d) Transfers—surrenders	(239)	—	(97)	(444)	(41)	(10)	(1)

(e) Transfers—other	(31)	(2)	(17)	(43)	2	(6)	—

Sub-Total	(261)	144	304	(380)	247	448	165

Total units outstanding at end of period	9,618	408	5,224	8,774	1,340	1,199	283

	Equity Index	Small-Cap Index	Real Estate (1)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total units outstanding at beginning of period	10,509	3,112	1,471	1,562	7,088	11,633	1,987

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	957	319	201	162	515	7,552	166

(b) Transfers between variable accounts, net	76	(137)	577	696	372	(2,373)	(43)

(c) Transfers—policy charges and deductions	(434)	(97)	(76)	(64)	(240)	(696)	(70)

(d) Transfers—surrenders	(311)	(34)	(31)	(43)	(363)	(596)	(90)

(e) Transfers—other	(34)	(6)	(2)	(19)	(21)	(141)	(12)

Sub-Total	254	45	669	732	263	3,746	(49)

Total units outstanding at end of period	10,763	3,157	2,140	2,294	7,351	15,379	1,938

	Equity Income (2)	Research (2)	Equity	Aggressive Equity	Large-Cap Value	I	II

Total units outstanding at beginning of period	—	—	4,380	2,893	6,199	1,504	679

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	42	18	480	324	638	119	82

(b) Transfers between variable accounts, net	309	18	(159)	106	(194)	32	18

(c) Transfers—policy charges and deductions	(8)	(1)	(220)	(148)	(280)	(45)	(26)

(d) Transfers—surrenders	—	—	(63)	(73)	(88)	(12)	(9)

(e) Transfers—other	(1)	—	(58)	(75)	(33)	3	1

Sub-Total	342	35	(20)	134	43	97	66

Total units outstanding at end of period	342	35	4,360	3,027	6,242	1,601	745

	III	IV	V (2)

Total units outstanding at beginning of period	999	701	—

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	89	84	5

(b) Transfers between variable accounts, net	(7)	108	82

(c) Transfers—policy charges and deductions	(37)	(28)	(1)

(d) Transfers—surrenders	(10)	(4)	—

(e) Transfers—other	(4)	(7)	—

Sub-Total	31	153	86

Total units outstanding at end of period	1,030	854	86

(1) Real Estate Variable Account was formerly named REIT Variable Account.
(2) Operations commenced during 2002 (See Note 1 to Financial Statements).

Semi-Annual Reports
as of June 30, 2002

•  Pacific Select Fund

•  Pacific Select Exec
   Separate Account of
   Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401
Pacific Life Insurance Company
Life Insurance Operations Center
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17794-12